Right of Use Asset and Lease Liability	12 Months Ended
Mar. 31, 2024
Disclosure of quantitative information about leases for lessee [Abstract]
Right of Use Asset and Lease Liability [Text Block]

15. Right of Use Asset and Lease Liability

The Company has lease agreements for its offices, and buildings for its data centers in Sweden and Quebec, Canada, in addition to electrical equipment in Sweden.

During the year ended March 31, 2024, the Company recognized interest expense on the lease liability of $0.5 million (2023 - $0.7 million) which was recorded within finance expense.

Cost	Right of Use Assets
Balance, March 31, 2022	$17,758
Additions	250
Lease extension	174
Adjustment for change in variable payments based on rate or index	474
Foreign exchange	(1,354)
Balance, March 31, 2023	$17,302
Adjustment for change in variable payments based on rate or index	287
Foreign exchange	(8)
Balance, March 31, 2024	$17,581

Accumulated Depreciation
Balance, March 31, 2022	$(5,171)
Depreciation	(2,510)
Foreign exchange	1,352
Balance, March 31, 2023	$(6,329)
Depreciation	(2,771)
Foreign exchange	7
Balance, March 31, 2024	$(9,093)

Carrying Amount
Balance, March 31, 2023	$10,973
Balance, March 31, 2024	$8,488

Lease Liability
Balance, March 31, 2022	$12,649
Lease payments made	(2,674)
Additions	250
Lease extension	174
Adjustment for change in variable payments based on rate or index	474
Interest expense on lease liabilities	664
Foreign exchange	(1,069)
Balance, March 31, 2023	$10,468
Lease payments made	(2,855)
Adjustment for change in variable payments based on rate or index	287
Interest expense on lease liabilities	533
Foreign exchange	(180)
8,253
Less: current portion	(2,525)
Balance, March 31, 2024	$5,728

Lease Disclosures
Interest expense on lease liabilities	$533
Total cash outflow for leases	$2,855

Maturity Analysis - Undiscounted Contractual Payments
Less than 1 year	$2,938
1 to 2 years	2,834
2 to 3 years	2,045
3 to 4 years	1,007
4 to 5 years	246
$9,070